TYPE:	13F-HR
PERIOD	09/30/2009
FILER
   CIK	0001476804
   CCC	afkncc5*
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Roundview Capital, LLC
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      503 6810.0000 SH      Sole                6810.0000
Alcoa Inc                      COM              013817101      189 14385.0000 SH     Sole               14185.0000          200.0000
Apple Computer Inc             COM              037833100      220 1186.0000 SH      Sole                1186.0000
Berkshire Hthwy Cl A           COM              084670108     1616  16.0000 SH       Sole                  15.0000            1.0000
Berkshire Hthwy Cl B           COM              084670207     5922 1782.0000 SH      Sole                1608.0000          174.0000
Blue Chip Value Fund Inc       COM              095333100      391 127660.0000 SH    Sole              127660.0000
Boulder Total Return Fund      COM              101541100      886 73791.0000 SH     Sole               68332.0000         5459.0000
Burlington Northern Santa Fe   COM              12189T104      401 5025.0000 SH      Sole                5025.0000
Canadian Natural Resources     COM              136385101      793 11800.0000 SH     Sole               11600.0000          200.0000
Charles Schwab Corp Com        COM              808513105      330 17224.0000 SH     Sole               17104.0000          120.0000
Cisco Systems Inc Com          COM              17275R102      759 32230.0000 SH     Sole               31980.0000          250.0000
Coca Cola Co Com               COM              191216100      866 16128.0000 SH     Sole               15903.0000          225.0000
ConocoPhillips                 COM              20825C104      271 5990.0000 SH      Sole                5950.0000           40.0000
Costco Wholesale Corp          COM              22160K105      459 8150.0000 SH      Sole                7950.0000          200.0000
Dell Inc                       COM              24702R101      879 57594.0000 SH     Sole               56794.0000          800.0000
Disney Walt Co Com             COM              254687106      294 10713.0000 SH     Sole               10713.0000
Dow Chemical                   COM              260543103      227 8723.0000 SH      Sole                8700.0000           23.0000
E*Trade Financial Corp         COM              269246104      500 286000.0000 SH    Sole              256000.0000        30000.0000
EMC Corp Mass Com              COM              268648102      470 27590.0000 SH     Sole               27590.0000
Eaton Corp                     COM              278058102      594 10500.0000 SH     Sole               10500.0000
Emerson Electric Company       COM              291011104      420 10485.0000 SH     Sole               10385.0000          100.0000
Exxon Mobil Corporation        COM              30231G102      983 14326.0000 SH     Sole               14251.0000           75.0000
FedEx Corp                     COM              31428X106     1220 16220.0000 SH     Sole               16120.0000          100.0000
Ford Motor Company             COM              345370860      267 37000.0000 SH     Sole               36000.0000         1000.0000
Forest City Enterprises Cl A   COM              345550107      538 40248.0000 SH     Sole               40248.0000
General Elec Co Com            COM              369604103      974 59336.0000 SH     Sole               58700.0000          636.0000
Greenlight Capital Re Ltd ADR  COM              G4095J109      190 10100.0000 SH     Sole                 100.0000        10000.0000
Hewlett-Packard Co             COM              428236103      483 10233.0000 SH     Sole               10133.0000          100.0000
Honeywell Int'l Inc            COM              438516106      572 15400.0000 SH     Sole               15100.0000          300.0000
Horizon Lines Inc Cl A         COM              44044K101      183 28800.0000 SH     Sole               28800.0000
Hudson City Bancorp Inc        COM              443683107      322 24512.0000 SH     Sole               24012.0000          500.0000
Humana Inc                     COM              444859102      420 11250.0000 SH     Sole               11050.0000          200.0000
IMS Health Inc                 COM              449934108      857 55830.0000 SH     Sole               55830.0000
Illinois Tool Works            COM              452308109      234 5480.0000 SH      Sole                5480.0000
Intel Corp Com                 COM              458140100      312 15939.0000 SH     Sole               15739.0000          200.0000
Intl Business Machines Corp    COM              459200101      847 7078.0000 SH      Sole                6978.0000          100.0000
Johnson & Johnson Com          COM              478160104     1250 20526.0000 SH     Sole               20426.0000          100.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      262 3985.0000 SH      Sole                3860.0000          125.0000
Legg Mason Inc                 COM              524901105      391 12600.0000 SH     Sole               12600.0000
Leucadia Natl Corp Com         COM              527288104     2608 105500.0000 SH    Sole               96150.0000         9350.0000
Lincoln National Corp          COM              534187109      347 13396.0000 SH     Sole               13396.0000
McDonald's Corporation         COM              580135101      709 12428.0000 SH     Sole               12245.0000          183.0000
Microsoft Corp Com             COM              594918104      894 34748.0000 SH     Sole               33898.0000          850.0000
Mohawk Industries Inc          COM              608190104      718 15050.0000 SH     Sole               15050.0000
Nike Inc Cl B                  COM              654106103      382 5900.0000 SH      Sole                5775.0000          125.0000
Oracle Corp Com                COM              68389x105      202 9670.0000 SH      Sole                8870.0000          800.0000
Pfizer Inc Com                 COM              717081103      514 31081.0000 SH     Sole               30750.0000          331.0000
PowerShares DB Commodity Ind   COM              73935S105     1069 48450.0000 SH     Sole               48100.0000          350.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      209 4940.0000 SH      Sole                4795.0000          145.0000
Procter & Gamble Co Com        COM              742718109      915 15802.0000 SH     Sole               15722.0000           80.0000
RLI Corp Com                   COM              749607107      631 11950.0000 SH     Sole               11950.0000
SPDR S&P Biotech ETF           COM              78464A870      553 10300.0000 SH     Sole               10300.0000
Schlumberger Ltd Com           COM              806857108      272 4560.0000 SH      Sole                4435.0000          125.0000
Sears Holdings Corp            COM              812350106      206 3150.0000 SH      Sole                2900.0000          250.0000
Shaw Communications Inc B      COM              82028K200      209 11600.0000 SH     Sole               11600.0000
StreetTracks Gold Trust        COM              78463V107      905 9155.0000 SH      Sole                9155.0000
Tejon Ranch Co                 COM              879080109      295 11500.0000 SH     Sole               11400.0000          100.0000
Tellabs Inc                    COM              879664100      534 77100.0000 SH     Sole               77100.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      407 8050.0000 SH      Sole                8050.0000
USG Corp                       COM              903293405     1171 68150.0000 SH     Sole               55550.0000        12600.0000
Verizon Communications Inc     COM              92343V104      205 6770.0000 SH      Sole                6600.0000          170.0000
Wells Fargo & Co New Com       COM              949746101      992 35209.0000 SH     Sole               34409.0000          800.0000
YUM! Brands Inc                COM              988498101      311 9200.0000 SH      Sole                9000.0000          200.0000
eBay Inc                       COM              278642103      223 9445.0000 SH      Sole                9445.0000
iShares DJ US Real Estate      COM              464287739      229 5360.0000 SH      Sole                5260.0000          100.0000
iShares MSCI Emerging Mkt      COM              464287234      613 15750.0000 SH     Sole               15750.0000
iShares S&P Pref Stk Indx Fn   COM              464288867      335 9250.0000 SH      Sole                9250.0000
Aberdeen Asia-Pacific Income   COM              003009107       64 10300.000 SH      Sole                10300.000
Alliancebernstein In II NJ-A   COM              01864E805      133 13936.926 SH      Sole                13936.926
Blackrock MuniHldgs Insd II    COM              09254C107      799 61500.000 SH      Sole                61500.000
Nuveen Floating Rate Income Fu COM              67072T108     2139 226078.000 SH     Sole               226078.000
Nuveen NY Quality Income Muni  COM              670986108      137 10000.000 SH      Sole                10000.000
iShares IBOXX H/Y Corp Bond    COM              464288513      759 8790.000 SH       Sole                 8655.000           135.000
iShares JP Morgan Em Bond Fund COM              464288281      669 6490.000 SH       Sole                 6490.000
iShares Lehman Treas Infl Prot COM              464287176      468 4550.000 SH       Sole                 4550.000